Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Impairment of long-lived assets			$ 0		$ 43,800	$ 2,066,958
Reclassification of derivative liability to warrant liability					4,000
Impairment of property, plant and equipment					43,800	2,066,958
Property, Plant and Equipment [Member]
Product Information [Line Items]
Impairment of property, plant and equipment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Paper and paper-based products [Member]
Product Information [Line Items]
Revenue percentage			39.00%		44.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Non-medical Supplies [Member]
Product Information [Line Items]
Revenue percentage					0.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Cannabis Products [Member]
Product Information [Line Items]
Revenue percentage			61.00%		56.00%